Income Tax Expense - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax [line items]
Effective income tax rates	7.45%	18.32%	10.32%
Income tax payable	€ 1,283	€ 880
Current income tax receivable	€ 1,082	1,986
Maximum percentage of permitted tax loss carry forwards can be utilized to off set	80.00%
Deferred tax assets	€ 1,974	2,027
Tax on unremitted earnings of subsidiaries [member]
Income tax [line items]
Tax effect of unremitted earnings	€ 2,626	€ 2,901
IRAP [member]
Income tax [line items]
Applicable tax rate	4.82%	4.82%	4.82%
Increase in applicable tax rate	0.92%
IRES [member]
Income tax [line items]
Applicable tax rate	24.00%	24.00%	24.00%	27.50%
Tax effect of unremitted earnings	€ (430)	€ (1,252)	€ (1,998)